Annual Operating Expenses - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund
	Jan. 29, 2025
Operating Expenses:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.45%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.